Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Beginning balance	$ 47.8	$ 1.9
Additions from acquisitions	5.2	45.9
Other adjustments	0.5
Ending balance	$ 53.5	$ 47.8